CERTIFICATE


                        The Fairmont Fund Trust
                    File Nos. 2-70825 and 811-3139



     The undersigned, Secretary of The Fairmont Fund Trust
(formerly The Fairmont Fund) (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 24, the most recent amendment; and

     2. The text of Post-Effective Amendment No. 24 has been filed electronically.




Date:  May 7, 1998              THE FAIRMONT FUND TRUST

                                By: /s/ Inda M. Wangerin
                                Inda M. Wangerin, Secretary